Non-Current Financial Assets - Schedule of Fair Value Through Other Comprehensive Income (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity investments designated at fair value through other comprehensive income
Unlisted equity investment, at fair value	$ 473,000	$ 544,000	$ 600,000
Total	$ 473,000	$ 544,000	$ 600,000